Supplemental Balance Sheet Data-Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Benefit plans and deferred compensation	$ 209.8	$ 156.1
Tax-related liabilities	95.8	81.8
Capacity expansion project costs	49.0	70.5
Environmental and related costs	3.6	4.3
Other	16.7	12.9
Other liabilities, noncurrent	$ 374.9	$ 325.6